UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Xylem Global Partners, LLC
Address:  122 E 42 St Suite 4700
          New York  NY 10168

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Nash Hurley
Title:     Managing Partner
Phone:     212-661-2992
Signature, Place and Date of Signing:

    Stephen Nash Hurley New York  NY 10168 October 16, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    17811

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ARACRUZ CELULOSE SA CL B ADR   ADRS STOCKS      038496204     2436    66368 SH       SOLE                  66368        0        0
D BOISE INC   CORP COM STK       COMMON STOCK     09746Y105      179   114633 SH       SOLE                 114633        0        0
D DOMTAR CORP                    COMMON STOCK     257559104      141    30731 SH       SOLE                  30731        0        0
D FORESTAR REAL                  COMMON STOCK     346233109     5389   365353 SH       SOLE                 365353        0        0
D GREIF INC CL A COM STK         COMMON STOCK     397624107      772    11772 SH       SOLE                  11772        0        0
D MERCER INTL INC  COM STK       COMMON STOCK     588056101      784   214344 SH       SOLE                 214344        0        0
D OWENS ILL INC  COM STK         COMMON STOCK     690768403      970    32981 SH       SOLE                  32981        0        0
D PACKAGING CORP AMER  COM STK   COMMON STOCK     695156109      472    20381 SH       SOLE                  20381        0        0
D ROCK-TENN CO CL A COM STK      COMMON STOCK     772739207      401    10027 SH       SOLE                  10027        0        0
D SMURFIT-STONE CONTAINER CORP   COMMON STOCK     832727101     1231   262016 SH       SOLE                 262016        0        0
D VERSO PAPER CORP               COMMON STOCK     92531L108     3288  1245452 SH       SOLE                1245452        0        0
D VOTORANTIM CELULOSE E PAPEL SA ADRS STOCKS      92906P106     1070    69457 SH       SOLE                  69457        0        0
D WEYERHAEUSER CO  COM STK       COMMON STOCK     962166104      678    11186 SH       SOLE                  11186        0        0
S REPORT SUMMARY                 13 DATA RECORDS               17811        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED